SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022	Oct. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues	$ 307,843	$ 1,052,468	$ 651,874	$ 2,208,824	$ 3,293,293	$ 1,310,946
Research and Development Products [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues	80,128	489,350	155,211	787,419	1,072,312	857,648
Allo Rx Stem Cells to Foreign Third Party Clinics [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues	164,830	390,109	313,113	545,700	1,174,456	180,856
Consulting Revenue [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues			25,000	500,000	600,000	51,822
Infini Vive Products [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues	45,850	103,503	120,900	238,578	236,788	139,070
Fitore Products [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues	$ 17,035	$ 69,506	$ 37,650	$ 137,127	$ 209,737	$ 81,550